Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net Income (Loss)	$ (327,948)	$ (66,347)	$ (72,807)	$ (114,331)
Adjustments to reconcile net loss to net cash proceeds from operating activities:
Depreciation and amortization	3,036	3,042	4,046	4,146
Amortization of debt issuance costs and debt discount	0	94	316	65
Non-cash operating lease cost	542	547	718	507
Loss on debt extinguishment, net	1,103	0
Stock-based compensation	9,849	10,884	15,689	14,596
Issuance of shares under Settlement Agreement			0	750
(Gain) loss on derivative liability	60,323	(2,367)	(17,378)	512
Financing costs and allocated expense for financial instruments at fair value	7,148	2,526
In-process research and development expense	5,426	0
Transaction costs expensed related to Semnur Business Combination	140,000	0
Allocated expense for financial instruments at fair value			17,297	0
Change in fair value of debt and liability instruments	36,511	11,961	4,782	7,189
Change in fair value of equity investments	(8,282)	0
Change in fair value of digital assets	(4,702)	0
Allowances for expected credit losses	0	1,186	1,186	0
Other	175	392	661	57
Changes in operating assets and liabilities:
Accounts receivables, net	14,501	1,831	(6,267)	(13,361)
Inventory	1,290	1,496	1,462	(2,838)
Prepaid expenses and other	6,823	(2,857)	(479)	(441)
Other long-term assets	0	(30)	(30)	855
Accounts payable	11,353	2,266	7,419	19,880
Accrued Payroll	(1,110)	(1,706)	(1,176)	1,327
Accrued expenses	14,894	2,463	(8,167)	2,310
Accrued rebates and fees	50,864	52,051	72,859	58,765
Other long-term liabilities	14	(24)	(24)	16
Operating lease liability	(523)	(593)	(758)	(711)
Net cash proceeds from operating activities	21,287	16,815	19,349	(20,707)
Investing activities
Acquisition consideration paid in cash for Romeg intangible asset acquisition	(450)	(450)	(600)	(300)
Purchase of equity securities	0	(2,000)	(2,000)	0
Cash paid for in-process research and development, net	(200)	0
Purchase of convertible promissory note from Denali	(50)	(30)	(75)	0
Purchase of property, plant, and equipment			0	(30)
Net cash used for investing activities	(700)	(2,480)	(2,675)	(330)
Financing activities
Proceeds from issuance of shares under Standby Equity Purchase Agreements and ATM Sales Agreement	0	156	2,671	35,458
Proceeds from issuance of Convertible Debentures			0	24,000
Proceeds from issuance of Revolving Facility	0	93,389	95,438	86,354
Proceeds from issuance of FSF Deposit	0	10,000	10,000	0
Proceeds from issuance of Tranche B Notes and purchased revenue liability			25,000	0
Repayment of Revolving Facility	0	(96,189)	(112,791)	(69,001)
Repayment of Oramed Note	0	(36,700)	(64,200)	(5,000)
Transaction costs paid related to the Business Combination			0	(1,372)
Repayment of Convertible Debentures	0	(4,375)	(4,375)	(15,625)
Repayment of Tranche B Notes principal and interest	(15,967)	0	(3,283)	0
Cash consideration paid in connection with the repurchase of Penny Warrants	(13,000)	(300)	(300)	0
Payments on purchased revenue liability	(2,373)	0
Transaction costs paid in connection with share repurchase	(996)	0	0	(1,987)
Proceeds from issuance of shares under direct offerings	0	25,000
Payments of direct offering issuance costs	0	(2,844)	(4,370)	0
Payments of debt issuance costs	(71)	0	(4,172)	(380)
Excise tax paid in connection with share repurchase	(860)	0	(450)	0
Proceeds from Semnur Business Combination	33	0	41,967	0
Transaction costs paid related to Semnur Business Combination	0	0
Proceeds from exercise of December 2024 RDO Warrants	10,237	0
Proceeds from stock options and warrants exercised and ESPP	17	915	2,113	1,135
Payments in lieu of fractional shares for Reverse Stock Split	(1)	0
Payments of deferred transaction costs related to Semnur Business Combination			(1,379)	0
Disbursement of funds to Sorrento			0	(20,000)
Cash consideration paid in connection with share repurchase			0	(10,000)
Net cash used for financing activities	(22,981)	(10,948)	(18,131)	23,582
Net change in cash, cash equivalents and restricted cash	(2,394)	3,387	(1,457)	2,545
Cash and cash equivalents at beginning of period	3,272	4,729	4,729	2,184
Cash and cash equivalents at end of period	878	8,116	3,272	4,729
Supplemental disclosure:
Cash paid for interest			1,561	1,426
Non-cash investing and financing activities
Issuance of shares to B. Riley pursuant to B. Riley Purchase Agreement			0	1,869
Issuance costs related to direct offerings included in accrued expenses and account payables	0	1,430	1,845	0
Fee Warrants issued and exercised in connection with the Commitment Letter			610	0
Settlement of FSF Deposit			13,000	0
Deferred transaction costs related to Semnur Merger included in accrued expenses and account payable			4,602	0
Conversion of Oramed Note into Tranche B Notes			25,000	0
Conversion of Tranche B Notes into common stock			9,256	0
Debt issuance costs included in accrued expenses			3,063	0
Placement Agent Shares and October 2024 Placement Agent Warrants			3,792	0
StockBlock Warrants issued in connection with the December 2024 RDO			1,265	0
Conversion of Convertible Debentures into common stock			0	7,735
Right-of-use assets obtained in exchange for operating lease liabilities with lease modification			0	2,523
Oramed Note issuance at fair value			0	106,252
Other non-cash consideration in connection with share repurchase			0	26,154
Excise tax in connection with share repurchase included in accrued expenses			860	1,310
Supplemental disclosure of non-cash financing activity
Issuance costs related to February 2024 BDO, April 2024 RDO and December 2024 RDO included in accrued expenses and accounts payables	0	1,430	$ 1,845	$ 0
Net liabilities assumed in Semnur Business Combination	12,822	0
Derecognition of Scilex's investment in Denali in connection with Semnur Business Combination	2,470	0
Exercise of December 2024 RDO Warrants in exchange for settlement of Tranche B Notes principal and interest	2,689	0
Purchase of equity investment in Datavault AI Inc in exchange for Bitcoin	8,069	0
Bitcoin acquired in exchange for shares of Semnur	200,000	0
Additions to intangible assets included in accrued expenses	$ 1,000	$ 0